Loans Receivable Franchisees (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Loans Receivable Franchisees (Details) [Line Items]
Interest amount			$ 28,281
Imputed interest rate	11.75%	11.75%
Credit loss	$ 2,546,467	$ 4,417,126
Related Party [Member]
Loans Receivable Franchisees (Details) [Line Items]
Credit loss	$ 2,546,467		$ 3,440,368